CAPITAL STOCK AND STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
CAPITAL STOCK AND STOCKHOLDER'S EQUITY

NOTE 6 – CAPITAL STOCK AND STOCKHOLDERS’ EQUITY

Common Stock

We are authorized to issue 5,000,000 shares of our common stock, with no par value. There were 1,817,978 common shares issued and outstanding at June 30, 2017 and December 31, 2016.

NOTE 6 – CAPITAL STOCK AND STOCKHOLDERS’ EQUITY

Common Stock

We are authorized to issue 5,000,000 shares of our common stock, with no par value. There were 1,817,978 common shares issued and outstanding at December 31, 2016 and 2015.